Inventories	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Inventories

5. Inventories

The Company had the following inventories at the end of each reporting period:

	June 30,	December 31,
	2024	2023
	$	$
Raw materials	767	889
Work in progress	2,080	2,576
Finished goods	208	544
	3,055	4,009

Inventories expensed to cost of goods sold during the three-month period ended June 30, 2024, are $1,398 (June 30, 2023 - $595) and the six-month period ended June 30, 2024, are $2,467 (June 30, 2023 - $1,992).